AQR Emerging Multi-Style II Fund Expense Example - AQR Emerging Multi-Style II Fund	Sep. 30, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	905
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,221
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	$ 807